Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Balance at beginning of year	$ 99,562	$ 64,242	$ 87,446
Bad debt expense (recovery)	425,055	60,381	(18,455)
Losses charged to allowance	0	(25,061)	(4,749)
Balance at end of year	$ 524,617	$ 99,562	$ 64,242